Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000248117 | Commodities
Holdings [Line Items]
Percent of Total Investments	3700.00%
C000248117 | Currencies
Holdings [Line Items]
Percent of Total Investments	2300.00%
C000248117 | Equities
Holdings [Line Items]
Percent of Total Investments	2700.00%
C000248117 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	1300.00%
C000228821 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000228821 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000228821 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000228821 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228821 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254229 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000254229 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000254229 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000254229 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000254229 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000224134 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000224134 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000224134 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246126 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000246126 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000246126 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000246126 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246126 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000162265 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000162265 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000162265 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162265 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162265 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255321 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000255321 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209678 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209678 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209678 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000209678 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239036 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000222917 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000222917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222917 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000222917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000222917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222917 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222917 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%